Loss on Derivative Instruments and Other Financial Items, Net - Gains (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Losses on derivative instruments, net	$ (10,091)	$ (8,646)
Interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized MTM adjustment for interest rate swap (“IRS”) derivatives	(13,712)	(14,005)
Net interest income on undesignated IRS derivatives	$ 3,621	$ 5,359